Fair Values - Summary of Assets and Liabilities Recorded at Amortized Cost (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	$ 3,371,637,567	$ 3,268,713,477
Liabilities	2,762,760,009	2,675,628,185
Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	2,755,106	17,217,114	$ 24,853,255
Deposits
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	2,141,977,734	2,017,874,559
Deposits | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	2,141,929,186	2,017,831,939
Deposits | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Deposits | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Deposits | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	2,141,929,186	2,017,831,939
Repurchase Transactions
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities		631,362
Repurchase Transactions | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value		631,362
Repurchase Transactions | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value		0
Repurchase Transactions | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value		0
Repurchase Transactions | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value		631,362
Financing Received from the Argentine Central Bank and Other Financial Institutions
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	37,438,244	46,186,834
Financing Received from the Argentine Central Bank and Other Financial Institutions | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	37,039,118	45,921,192
Financing Received from the Argentine Central Bank and Other Financial Institutions | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Financing Received from the Argentine Central Bank and Other Financial Institutions | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Financing Received from the Argentine Central Bank and Other Financial Institutions | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	37,039,118	45,921,192
Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	67,303,327	54,487,112
Debt Securities | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	65,892,468	53,720,467
Debt Securities | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	59,513,193	45,062,144
Debt Securities | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Debt Securities | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	6,379,275	8,658,323
Subordinated Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	45,405,004	51,182,953
Subordinated Debt Securities | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	44,678,601	50,526,872
Subordinated Debt Securities | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Subordinated Debt Securities | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Subordinated Debt Securities | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	44,678,601	50,526,872
Other Financial Liabilities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	348,779,269	381,231,576
Other Financial Liabilities | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	348,490,234	380,891,640
Other Financial Liabilities | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Other Financial Liabilities | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Other Financial Liabilities | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	348,490,234	380,891,640
Cash and Due from Banks
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	447,544,202	462,491,302
Cash and Due from Banks | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	447,544,202	462,491,302
Cash and Due from Banks | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	447,544,202	462,491,302
Cash and Due from Banks | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Cash and Due from Banks | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Repurchase Transactions
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	115,523,908	395,830,377
Repurchase Transactions | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	115,523,908	395,830,377
Repurchase Transactions | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	115,523,908	395,830,377
Repurchase Transactions | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Repurchase Transactions | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Loans and Other Financing
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	1,243,616,465	1,450,106,105
Loans and Other Financing | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	1,247,014,221	1,458,319,126
Loans and Other Financing | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Loans and Other Financing | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Loans and Other Financing | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	1,247,014,221	1,458,319,126
Other Financial Assets
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	45,012,228	25,970,900
Other Financial Assets | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	10,559,086	8,652,774
Other Financial Assets | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	0	23,449
Other Financial Assets | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	0	10,879,795	$ 0
Other Financial Assets | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	46,496,752	26,610,060
Other Financial Assets | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	38,478,158	18,603,534
Other Financial Assets | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Other Financial Assets | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	8,018,594	8,006,526
Other Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	362,983,582	175,560,434
Other Debt Securities | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	930,395	8,240,568
Other Debt Securities | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	2,760,996	0
Other Debt Securities | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	0	0
Other Debt Securities | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	356,320,490	175,560,434
Other Debt Securities | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Other Debt Securities | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Other Debt Securities | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	356,320,490	175,560,434
Financial Assets Pledged as Collateral
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	151,375,750	45,212,824
Financial Assets Pledged as Collateral | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	726,983	23,423,855
Financial Assets Pledged as Collateral | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	0	0
Financial Assets Pledged as Collateral | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	0	0
Financial Assets Pledged as Collateral | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	151,375,750	45,212,824
Financial Assets Pledged as Collateral | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	151,375,750	45,212,824
Financial Assets Pledged as Collateral | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Financial Assets Pledged as Collateral | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	$ 0	$ 0